             As filed with the Securities and Exchange Commission on May 5, 2006




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-09447


                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)


                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
               (Address of principal executive offices) (Zip code)


                                   Ryan Jacob
                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
                     (Name and address of agent for service)


                                 (310) 316-2924
               Registrant's telephone number, including area code



Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Item 1. Report to Stockholders.


                         Jacob Internet Fund Inc.

                            Semi-Annual Report
                            February 28, 2006


    The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.


                             Investment Adviser
                   Jacob Asset Management of New York LLC
                                   [LOGO]

                               TABLE OF CONTENTS

Letter From the Manager..............    1
Industry Breakdown...................    3
Additional Information on Fund
  Expenses...........................    4
Schedule of Investments..............    5
Statement of Assets and
  Liabilities........................    8
Statement of Operations..............    9
Statement of Changes in Net Assets...   10
Financial Highlights.................   11
Notes to the Financial Statements....   12
Additional Information...............   17

Dear Fellow Investors,

    The equity markets, and technology stocks in particular, have posted solid gains over the last six months. This is especially true for Internet-related companies as significant fundamental improvement is being complemented by a notable increase in merger & acquisition activity. We are pleased to report that the Fund has benefited greatly from both of these trends. Although we still have concerns in regards to the effects of rising interest rates and high energy prices on the economy, we are confident in the Fund's positioning, and believe it is positioned in a way to minimize risk and maximize return potential.

    While the general markets have been rising as of late, many Internet leaders have been weak performers so far this year. We have taken this as an opportunity to add significantly to two of our holdings that we believe have fallen to prices that underestimate their future growth potential: Google and Yahoo. With the Internet advertising market continuing to gain share from traditional media, both Google and Yahoo may stand to benefit the most from these additional dollars being spent on Internet campaigns. Additionally, as distribution channels become more fragmented and commoditized, we believe that the leading content aggregators stand to benefit the most. Whether it's through the PC, wireless device, phone or television, consumers are likely to increasingly rely on both Google and Yahoo to guide their online needs.

    Another area that continues to warrant a significant weighting for the Fund are Chinese Internet companies. After a period of rocky transition in the wireless market, it is becoming more evident that the early Internet players are not only maintaining their position but also successfully fending off foreign competitors. While China is still well behind the size of the more developed U.S. market, more mainland Chinese companies are allocating advertising dollars online as well. This fact, combined with the tremendous potential for future development, clearly makes the Chinese market one of the most exciting areas that the Fund is investing in today. However, mindful of the unique economic and political risks that come with investing in China, we still try to limit the overall holdings in the portfolio in order to manage that exposure.

    From a higher-level portfolio perspective, as valuations have risen recently, we have been more aggressive in taking profits on smaller capitalization names and increasing our weightings in some of the larger capitalization names that we have mentioned earlier. As some of these larger companies are trading at the most reasonable valuations we've seen in a number of years, it would not be surprising to see a few more of these larger names move up on the Fund's holdings list this year. An additional side benefit from this subtle shift is that it should help to lower the volatility of the portfolio as a whole.

    That all being said, our general approach to managing the Fund has remained basically the same: to focus on companies that have solid market positions in high-growth areas that benefit from the advancement of Internet-related technologies. Additionally, we continue to believe that having a mix of growth- and value-oriented holdings is helpful in mitigating overall portfolio volatility. We believe this, in combination with an active trading approach, has shown to be the most effective way to reach our goal of managing the Fund's risk profile while allowing for potential gains.

    Once again, we would like to take this opportunity to thank all of the Fund's shareholders for their continued trust and confidence, and we look forward to a bright future together.

Ryan Jacob
Portfolio Manager

THERE ARE SPECIFIC RISKS INHERENT IN INVESTING IN THE INTERNET AREA, PARTICULARLY WITH RESPECT TO SMALLER CAPITALIZED COMPANIES AND THE HIGH VOLATILITY OF INTERNET STOCKS.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE. THE FUND INVESTS IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for additional fund holdings information.

Quasar Distributors, LLC. Distributor (4/06)

                   INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2006
                         (AS A % OF TOTAL INVESTMENTS)

                        [GRAPHIC: JACOBINTERNET_41795A1]

Internet--Commerce             23.7%
Internet--Media Content        23.2%
Internet--Infrastructure       33.6%
Cash & Cash Equivalents         9.3%
Internet--Communications       10.2%

The Fund's Annual and Semiannual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006

    As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 12/29/05 - 2/28/06. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/05 - 2/28/06).

ACTUAL EXPENSES

    The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. The Example does not reflect the redemption fees or fees paid to the transfer agent. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 12/29/05 - 2/28/06. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During the Period' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                                BEGINNING ACCOUNT   ENDING ACCOUNT   DURING THE PERIOD
                                                  VALUE 9/1/05      VALUE 2/28/06    9/1/05 - 2/28/06*
                                                  ------------      -------------    -----------------
Actual........................................      $1,000.00         $1,228.20           $13.43
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00         $1,012.74           $12.13

---------

* Expenses are equal to the Fund's annualized expense ratio of 2.43% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS                                                91.1%
-------------------------------------------------------------------------------------------------
              INTERNET -- COMMERCE                        23.8%
    132,875   51job, Inc. -- ADR*^(a)                                                 $ 2,112,713
    714,163   Art Technology Group, Inc.*(a)                                            2,092,498
    541,873   Autobytel Inc.*                                                           2,530,547
      1,978   Ctrip.com International Ltd. -- ADR^                                        153,394
    100,621   Digital River, Inc.*(a)                                                   3,787,374
      1,000   eBay Inc.*(a)                                                                40,060
     44,552   Expedia, Inc.*(a)                                                           845,151
    291,273   HomeStore, Inc.*                                                          1,811,718
     70,000   IAC/InterActiveCorp*(a)                                                   2,046,800
     17,100   Monster Worldwide Inc.*(a)                                                  837,216
    898,926   Napster Inc.*                                                             3,218,155
  1,309,466   PartyGaming plc (BP)*^                                                    2,921,653
     55,700   TD Ameritrade Holding Corporation                                         1,212,032
                                                                                      -----------
                                                                                       23,609,311
-------------------------------------------------------------------------------------------------
              INTERNET -- COMMUNICATIONS                   10.3%
    468,400   Airspan Networks Inc.*(a)                                                 2,880,660
    107,500   Alvarion Limited*^(a)                                                     1,004,050
    537,240   deltathree, Inc.*(a)                                                      1,708,423
    929,400   iBasis, Inc.*(a)                                                          1,923,858
    134,467   Openwave Systems Inc.*(a)                                                 2,669,170
                                                                                      -----------
                                                                                       10,186,161
-------------------------------------------------------------------------------------------------
              INTERNET -- INFRASTRUCTURE                      33.8%
     24,000   Adobe Systems Incorporated(a)                                               926,880
    493,951   Agile Software Corporation*                                               3,428,020
      1,700   Akamai Technologies, Inc.*(a)                                                45,050
     20,000   Apple Computer, Inc.*(a)                                                  1,370,800
  1,285,000   CDC Corporation*^(a)                                                      6,129,450
    114,000   Digimarc Corporation*                                                       844,740
        830   Digital Insight Corporation*                                                 27,432
    153,069   Internet Security Systems, Inc.*                                          3,568,038
    327,800   Interwoven, Inc.*                                                         2,851,860
     70,000   Macrovision Corporation*                                                  1,414,700
    199,001   MatrixOne, Inc.*                                                          1,207,936
    566,900   ONYX Software Corporation*                                                2,210,910
     62,006   Open Text Corporation*^(a)                                                1,085,105
    115,276   SafeNet, Inc.*                                                            2,872,678
    333,369   SumTotal Systems, Inc.*(a)                                                1,433,487
    555,607   webMethods, Inc.*                                                         4,133,716
                                                                                      -----------
                                                                                       33,550,802
                                                                                      -----------

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS -- (CONTINUED)                                 91.1%
-------------------------------------------------------------------------------------------------
              INTERNET -- MEDIA CONTENT                    23.2%
  1,000,000   China.com Inc. (HK)*^                                                   $    77,747
      1,000   CNET Networks, Inc.*(a)                                                      13,840
      1,000   Electronic Arts Inc.*(a)                                                     51,970
      8,500   Google Inc.*(a)                                                           3,082,270
     85,686   InfoSpace, Inc.*                                                          2,065,890
    376,352   iVillage Inc.*                                                            3,067,269
     98,300   Jupitermedia Corporation*(a)                                              1,458,772
    137,100   SINA Corp*^                                                               3,066,927
    168,500   Sohu.com Inc.*^                                                           3,543,555
  1,600,000   Tencent Holdings Limited (HK)*^                                           2,148,197
    188,449   TheStreet.com                                                             1,462,364
      1,500   THQ Inc.*                                                                    36,000
     94,274   Yahoo! Inc.*(a)                                                           3,022,425
                                                                                      -----------
                                                                                       23,097,226
                                                                                      -----------
              TOTAL COMMON STOCKS (COST $76,134,936)                                   90,443,500
                                                                                      -----------

 PRINCIPAL
  AMOUNT
  ------
              SHORT TERM INVESTMENTS                                       9.3%
-------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS         4.4%
$ 4,370,000   Federal Home Loan Bank, 2.65%, 03/01/06                                   4,370,000
                                                                                     ------------
              Total U.S. Government Agency Obligations                                  4,370,000
                                                                                     ------------
              VARIABLE RATE DEMAND NOTES #               4.9%
  1,343,634   American Family Financial Services, 4.23%                                 1,343,634
  3,571,506   Wisconsin Corporate Central Credit Union,  4.30%                          3,571,506
                                                                                     ------------
              Total Variable Rate Demand Notes                                          4,915,140
                                                                                     ------------
              TOTAL SHORT TERM INVESTMENTS
              (COST $9,285,140)                                                         9,285,140
                                                                                     ------------
              INVESTMENTS PURCHASED WITH CASH
              PROCEEDS FROM SECURITIES LENDING                            25.2%
-------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER                           1.0%
  1,000,000   CCN Orchard Park LLC Promissory Notes, 4.67%, Due
              10/06/06                                                                  1,000,000
                                                                                     ------------
              Total Commercial Paper                                                    1,000,000
                                                                                     ------------

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
  ------                                                                                -----
              INVESTMENTS PURCHASED WITH
              CASH PROCEEDS FROM SECURITIES
              LENDING -- (CONTINUED)                                    25.2%
-------------------------------------------------------------------------------------------------
              MONEY MARKET MUTUAL FUNDS                0.0%
        885   Merrill Lynch Premier Institutional Fund                               $        885
                                                                                     ------------
              Total Money Market Mutual Funds                                                 885
                                                                                     ------------
 PRINCIPAL
  AMOUNT
  ------
              REPURCHASE AGREEMENTS                    24.2%
              Credit Suisse First Boston Repurchase Agreement:
$20,000,000   (Dated 02/28/06), 4.57%, Due 03/01/06 (Repurchase
              Proceeds $20,002,539), (Collateralized by a
              Fannie Mae Collateralized Mortgage Obligation)                           20,000,000
  4,000,000   (Dated 02/28/06), 4.61%, Due 03/01/06 (Repurchase
              Proceeds $4,000,513), (Collateralized by a Wells
              Fargo Mortgage Backed Securities Trust
              Collateralized Mortgage Obligation)                                       4,000,000
                                                                                     ------------
              Total Repurchase Agreements                                              24,000,000
                                                                                     ------------
              TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
              FROM SECURITIES LENDING (COST $25,000,885)                               25,000,885
                                                                                     ------------
              TOTAL INVESTMENTS (COST $110,420,961)                      125.6%       124,729,525
              LIABILITIES LESS OTHER ASSETS                             (25.6)%       (25,405,232)
                                                                                     ------------
              TOTAL NET ASSETS                                           100.0%      $ 99,324,293
                                                                                     ------------
                                                                                     ------------

*     Non Income Producing
^     Foreign Security
ADR   American Depository Receipt
(a)   All or a portion of shares are on loan.
BP    British Pounds
HK    Hong Kong Dollars
# Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of February 28, 2006.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006 (UNAUDITED)
---------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $86,420,961)                  $ 100,729,525
    Repurchase Agreements (cost $24,000,000)                     24,000,000
    Receivable for investments sold                               1,338,531
    Receivable for capital shares sold                              239,396
    Interest receivable                                              20,616
    Other assets                                                     45,904
                                                              -------------
        Total Assets                                            126,373,972
                                                              -------------
LIABILITIES:
    Payable for collateral received for securities loaned        24,784,836
    Cash payable due to overdraft from securities lending           216,049
    Payable to Adviser                                               95,153
    Payable for investments purchased                             1,635,763
    Payable for distribution expenses                               143,925
    Payable for capital shares repurchased                           11,548
    Accrued expenses and other liabilities                          162,405
                                                              -------------
        Total Liabilities                                        27,049,679
                                                              -------------
NET ASSETS                                                    $  99,324,293
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 230,666,813
    Accumulated net realized loss on investments               (145,651,084)
    Net unrealized appreciation on investments                   14,308,564
                                                              -------------
        Total Net Assets                                      $  99,324,293
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          39,216,681
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        2.53
                                                              -------------
                                                              -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                           $   190,200
    Interest income                                               186,794
    Securities lending income                                      57,710
                                                              -----------
        Total Investment Income                                   434,704
                                                              -----------
EXPENSES
    Investment advisory fee                                       502,058
    Distribution expenses                                         140,576
    Administration fee                                             32,295
    Shareholder servicing and accounting costs                    129,860
    Custody fees                                                   18,840
    Federal and state registration                                 18,231
    Professional fees                                              63,319
    Reports to shareholders                                        30,010
    Directors' fees and expenses                                   40,188
    Other                                                          18,766
                                                              -----------
    Total expenses                                                994,143
                                                              -----------
    Expense waiver (see Note 7)                                   (16,291)
                                                              -----------
        Net expenses                                              977,852
                                                              -----------
NET INVESTMENT LOSS                                              (543,148)
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                            9,243,098
    Change in net unrealized appreciation/depreciation on
      investments                                               7,049,661
                                                              -----------
    Net realized and unrealized gain on investments            16,292,759
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $15,749,611
                                                              -----------
                                                              -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                              FEBRUARY 28, 2006   AUGUST 31, 2005
                                                              -----------------   ---------------
                                                                 (UNAUDITED)
OPERATIONS:
    Net investment loss                                         $   (543,148)      $ (1,544,736)
    Net realized gain on investments                               9,243,098          9,788,988
    Change in net unrealized appreciation/depreciation on
      investments                                                  7,049,661         10,363,321
                                                                ------------       ------------
        Net increase in net assets resulting from operations      15,749,611         18,607,573
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                     37,364,867         64,032,290
    Cost of shares redeemed                                      (19,623,641)       (68,313,135)
    Redemption fees                                                   13,441              7,816
                                                                ------------       ------------
        Net increase (decrease) in net assets resulting
          from capital share transactions                         17,754,667         (4,273,029)
                                                                ------------       ------------
NET INCREASE IN NET ASSETS                                        33,504,278         14,334,544
NET ASSETS:
    Beginning of period                                           65,820,015         51,485,471
                                                                ------------       ------------
    End of period                                               $ 99,324,293       $ 65,820,015
                                                                ------------       ------------
                                                                ------------       ------------

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               SIX MONTHS ENDED
                               FEBRUARY 28, 2006     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                  (UNAUDITED)      AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002
                                  -----------      ---------------   ---------------   ---------------   ---------------
PER SHARE DATA:
Net asset value, beginning
 of period                        $      2.06        $      1.51       $      1.48       $      0.60       $      0.83
                                  -----------        -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
 OPERATIONS:
   Net investment (loss)(1)             (0.01)             (0.05)            (0.05)            (0.01)            (0.04)
   Net realized and
    unrealized gains
    (losses) on investments              0.48               0.60              0.08              0.89             (0.19)
                                  -----------        -----------       -----------       -----------       -----------
   Total from investment
    operations                           0.47               0.55              0.03              0.88             (0.23)
                                  -----------        -----------       -----------       -----------       -----------
Redemption fees                          0.00               0.00                --                --                --
                                  -----------        -----------       -----------       -----------       -----------
Net asset value, end of
 period                           $      2.53        $      2.06       $      1.51       $      1.48       $      0.60
                                  -----------        -----------       -----------       -----------       -----------
                                  -----------        -----------       -----------       -----------       -----------
Total return                           22.82%(4)          36.42%             2.03%           146.67%           (27.71%)
SUPPLEMENTAL DATA AND
 RATIOS:
   Net assets, end of period      $99,324,293        $65,820,015       $51,485,471       $92,507,052       $12,091,297
   Ratio of gross operating
    expenses (prior to
    waiver or
    reimbursements) to
    average net assets                  2.47%(5)           2.64%             2.63%             2.85%(3)          5.29%(3)
   Ratio of net operating
    expenses (after waiver
    or reimbursements) to
    average net assets                  2.43%(5)(6)         2.64%            2.63%             2.13%(3)          4.60%(3)
   Ratio of net investment
    (loss) (prior to waiver
    or reimbursements) to
    average net assets                 (1.39%)(5)         (2.29%)           (2.44%)           (2.60%)(3)        (5.06%)(3)
   Ratio of net investment
    (loss) (after waiver or
    reimbursements) to
    average net assets                 (1.35%)(5)(6)      (2.29%)           (2.44%)           (1.88%)(3)        (4.37%)(3)
   Portfolio turnover rate             57.34%(4)         127.13%           154.63%           363.27%         1,080.63%


                                YEAR ENDED
                              AUGUST 31, 2001
                              ---------------
PER SHARE DATA:
Net asset value, beginning
 of period                      $      5.54
                                -----------
INCOME FROM INVESTMENT
 OPERATIONS:
   Net investment (loss)(1)           (0.05)
   Net realized and
    unrealized gains
    (losses) on investments           (4.66)
                                -----------
   Total from investment
    operations                        (4.71)
                                -----------
Redemption fees                          --
                                -----------
Net asset value, end of
 period                         $      0.83
                                -----------
                                -----------
Total return                        (85.02%)(2)
SUPPLEMENTAL DATA AND
 RATIOS:
   Net assets, end of period    $17,017,392
   Ratio of gross operating
    expenses (prior to
    waiver or
    reimbursements) to
    average net assets                2.99%
   Ratio of net operating
    expenses (after waiver
    or reimbursements) to
    average net assets                2.82%
   Ratio of net investment
    (loss) (prior to waiver
    or reimbursements) to
    average net assets               (2.42%)
   Ratio of net investment
    (loss) (after waiver or
    reimbursements) to
    average net assets               (2.25%)
   Portfolio turnover rate          347.84%

---------

(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(2) If certain losses had not been assumed by the affiliate, total return would have been lower by less than 0.01%.

(3) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.

(4) Not annualized.

(5) Annualized.

(6) Reflects Adviser's waiver of 0.10% of the shareholder servicing fee for the period December 29, 2005 through February 28, 2006.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded, except those traded on the NASDAQ National Market and Capital Market exchanges, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Securities traded on the NASDAQ National Market and Capital Market exchanges are valued at the NASDAQ Official Closing Price ('NOCP'). Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available or are unreliable, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification. Fluctuations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in those foreign exchange rates are included with the net realized and unrealized gain or loss from investments in the Fund's financial statements.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise.

   (e) Federal Income Taxes -- The Fund complies with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduced the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund's rights.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At February 28, 2006, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                 SIX MONTHS ENDED
                                                                 FEBRUARY 28, 2006
                                                             -------------------------
                                                               SHARES        AMOUNT
                                                               ------        ------
Sales                                                        16,021,468   $ 37,364,867
Redemptions                                                  (8,704,133)   (19,623,641)
Redemption Fees                                                  --             13,441
                                                             ----------   ------------
Net Increase                                                  7,317,335   $ 17,754,667
                                                             ----------   ------------
                                                                          ------------
SHARES OUTSTANDING:
    Beginning of period                                      31,899,346
                                                             ----------
    End of period                                            39,216,681
                                                             ----------
                                                             ----------

                                                                    YEAR ENDED
                                                                 AUGUST 31, 2005
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        33,049,937   $ 64,032,290
Redemption                                                  (35,333,556)   (68,313,135)
Redemption Fees                                                 --               7,816
                                                            -----------   ------------
Net Decrease                                                 (2,283,619)  $ (4,273,029)
                                                            -----------   ------------
                                                                          ------------
SHARES OUTSTANDING:
    Beginning of period                                      34,182,965
                                                            -----------
    End of period                                            31,899,346
                                                            -----------
                                                            -----------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the six months ended February 28, 2006, purchases and sales of investment securities (excluding short-term investments) were $55,872,300 and $41,082,089, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended February 28, 2006.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

At August 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments.......................................  $  75,926,325
                                                            -------------
                                                            -------------
Gross unrealized appreciation.............................     12,631,055
Gross unrealized depreciation.............................     (6,788,494)
                                                            -------------
Net unrealized appreciation...............................  $   5,842,561
                                                            -------------
                                                            -------------
Undistributed ordinary income.............................       --
Undistributed long-term capital gain......................       --
                                                            -------------
Total distributable earnings..............................  $    --
                                                            -------------
                                                            -------------
Other accumulated losses..................................  $(153,477,840)
                                                            -------------
Total accumulated losses..................................  $(147,635,279)
                                                            -------------
                                                            -------------

At August 31, 2005, the Fund had an accumulated net realized capital loss carryover of $153,477,840, of which $63,601,480 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

The Fund made no distributions during the six months ended February 28, 2006 and the fiscal year ended August 31, 2005.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Advisory Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6 -- SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $17,778 from the Fund for its securities lending administrative services during the six months ended February 28, 2006.

As of February 28, 2006, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. As of February 28, 2006, the value of the Fund's securities on loan was $22,066,024 and the value of the related collateral was $24,784,836.

NOTE 7 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund's average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing Fee'). Effective December 29, 2005, the Adviser has contractually agreed to waive 0.10% of this fee through December 31, 2006. The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis ('Asset Based Sales Charge'). Such a fee is paid to Quasar Distributors, LLC, ('distributor') to compensate the Distributor for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising compliance reviews, and licensing of the Adviser's staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers, other financial professionals whose clients are Fund shareholders, and for providing distribution assistance and promotional support to the Fund. The Fund incurred $124,285 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2006. At February 28, 2006, $143,925 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

JACOB INTERNET FUND
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held October 21, 2005, the Board, including all of the Directors who are not parties to the Advisory Agreement and are not 'interested persons' (as defined in the 1940 Act) of any parties to the Advisory Agreement (the 'independent Directors'), approved the renewal of the Advisory Agreement. In reaching this decision, the Board took into account a combination of factors, including the nature and quality of services provided by the Adviser, the Fund's performance, and Fund expenses. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered.

In making their determination, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. The Board regularly received reports on the Fund's investment performance and portfolio composition, including the performance of the Fund in reference to a peer group of similar funds and relevant securities indices. The Board regularly reviewed sales and redemptions of Fund shares and soft-dollar brokerage commissions generated by the Fund. Throughout the year, the Board also received periodic updates from the Adviser on Fund asset levels, Fund performance, market factors affecting Fund performance and investment strategies utilized as a result of those market factors. In addition, the Board regularly received information about the scope and quality of services provided by the Adviser, the financial resources of the Adviser, and reports relating to compliance with the Fund's investment policies and restrictions. Information furnished specifically for consideration at the Board meeting to consider renewal of the investment advisory agreement included, among others, information on the nature and quality of services, the fees for the services, terms and conditions of the agreement, and information comparing the Fund's performance and expenses with peer funds.

In considering the nature, extent and quality of services, the Board considered the experience of the portfolio managers of the Fund and the fact that the primary focus of the Adviser is managing the Fund. The Board placed emphasis on the fact that the Adviser has specialized skill in the area of the Fund's investments. The Board considered the Fund's compliance with regulatory policies and procedures, as well as the Fund's compliance with its investment objectives. The Board also considered the soft-dollar research benefits to the Adviser and the fact that the Fund was the only client beneficiary of the soft-dollar research. In addition, the Board reviewed the nature and quality of services provided by third-party service providers and the Adviser's supervision of the third-party service providers. The Board expressed satisfaction with the nature and quality of the services provided by the Adviser and concluded that the services provided by the Adviser benefited the Fund and its shareholders.

In evaluating performance, attention was given to the performance of the Fund in comparison to its peer group and in comparison to relevant indices. The Board reviewed comparative performance throughout the year and noted that the fund consistently outperformed its peer funds. The Board considered the Fund's performance in relation to its investment objective and reviewed the Adviser's portfolio management style to achieve the investment objective. The Board concluded that the Fund and its shareholders will continue to benefit from the Adviser's management of the Fund. In considering

JACOB INTERNET FUND
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

the reasonableness of expenses, consideration was given to the advisory fee level in relation to those within the relevant peer group of similar funds. The Board considered the Adviser's expertise, portfolio management, and research capabilities in Internet-related investments. The Board reviewed the Adviser's financials provided in connection with the meeting to consider renewal of the advisory agreement, as well as the Adviser's financials received throughout the year during regular Board meetings. The Board considered the fact that the Adviser was agreeable to fee breakpoints in the event that the Fund's assets grow to a level where economies of scale may be achieved. The Board determined that the advisory fee was reasonable given the specialized skill of the Adviser and the fact that the Fund is the Adviser's prominent focus.

In considering such material, the independent Board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Board, including a majority of independent Directors, concluded that the fee payable under the Advisory Agreement was reasonable and that continuance of the Advisory Agreement was appropriate and in the best interest of Fund shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

         Investment Advisor
Jacob Asset Management of New York LLC

    Administrator and Transfer Agent
         and Dividend Agent
     U.S. Bancorp Fund Services, LLC

       Underwriter and Distributor
         Quasar Distributors, LLC

                Custodian
             U.S. Bank, N.A.

     Independent Registered Public
           Accounting Firm
        Deloitte & Touche LLP


This report has been prepared for the information of share-holders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes infor-mation regarding the Fund's objectives, policies, manage-ment, records and other information.

         Jacob Asset Management of New York LLC
               1-888-Jacob-fx (522-6239)
                www. JacobInternet.com

                   Jacob Internet
                     Fund Inc.

   J A C O B   I N T E R N E T   F U N D   I N C . [LOGO]

                     Semi-Annual
                       Report
                  -----------------
                  February 28, 2006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Jacob Internet Fund Inc.
                       ---------------------------------------------

         By (Signature and Title) /s/ Ryan Jacob
                                 --------------------------------------------
                                        Ryan Jacob, President

         Date     5/3/06
                ---------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Ryan Jacob
                                 -----------------------------------------
                                       Ryan Jacob, President

         Date        5/3/06
              -----------------------------------------------------

         By (Signature and Title) /s/ Francis Alexander
                                 --------------------------------------
                                       Francis Alexander, Treasurer

         Date        5/3/06
             -----------------------------------------------------------